Oil and Gas Properties: (Details) (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Cost of oil and gas properties:
Discount rate (as a percent)	10.00%		10.00%
Impairment loss	$ 0	$ 0	$ 0	$ 0	$ 0